Exhibit 99.1

World Omni Auto Receivables Trust 2015-B

Monthly Servicer Certificate

May 31, 2018

Dates Covered
Collections Period	05/01/18 - 05/31/18
Interest Accrual Period	05/15/18 - 06/14/18
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/18	286,179,103.77	21,108
Yield Supplement Overcollateralization Amount 04/30/18	6,674,028.37	0
Receivables Balance 04/30/18	292,853,132.14	21,108
Principal Payments	14,112,156.86	570
Defaulted Receivables	749,254.92	46
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/18	6,173,117.72	0
Pool Balance at 05/31/18	271,818,602.64	20,492

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	25.73%

Prepayment ABS Speed	1.32%

Overcollateralization Target Amount	12,231,837.12
Actual Overcollateralization	12,231,837.12

Weighted Average APR	4.00%
Weighted Average APR, Yield Adjusted	5.65%
Weighted Average Remaining Term	36.04

Delinquent Receivables:
Past Due 31-60 days	6,583,566.37	370
Past Due 61-90 days	1,592,436.22	94
Past Due 91-120 days	345,066.58	22
Past Due 121+ days	0.00	0
Total	8,521,069.17	486

Total 31+ Delinquent as % Ending Pool Balance	3.13%

Recoveries	509,857.04

Aggregate Net Losses/(Gains) - May 2018	239,397.88

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.98%
Prior Net Losses Ratio	0.61%
Second Prior Net Losses Ratio	1.21%
Third Prior Net Losses Ratio	1.04%
Four Month Average	0.96%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.76%

Flow of Funds	$ Amount

Collections	15,567,610.50
Advances	7,249.77
Investment Earnings on Cash Accounts	43,362.99
Servicing Fee	(244,044.28)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	15,374,178.98

Distributions of Available Funds
(1) Class A Interest	349,533.47
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	1,482,441.46
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	12,231,837.12
(7) Supplemental Reserve Amount	0.00
(8) Distribution to Certificateholders	1,272,455.26
(9) Remaining Amounts	0.00

Total Distributions of Available Funds	15,374,178.98

Servicing Fee	244,044.28
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 05/15/18	273,301,044.10
Principal Paid	13,714,278.58
Note Balance @ 06/15/18	259,586,765.52

Class A-1
Note Balance @ 05/15/18	0.00
Principal Paid	0.00
Note Balance @ 06/15/18	0.00
Note Factor @ 06/15/18	0.0000000%

Class A-2a
Note Balance @ 05/15/18	0.00
Principal Paid	0.00
Note Balance @ 06/15/18	0.00
Note Factor @ 06/15/18	0.0000000%

Class A-2b
Note Balance @ 05/15/18	0.00
Principal Paid	0.00
Note Balance @ 06/15/18	0.00
Note Factor @ 06/15/18	0.0000000%

Class A-3
Note Balance @ 05/15/18	127,141,044.10
Principal Paid	13,714,278.58
Note Balance @ 06/15/18	113,426,765.52
Note Factor @ 06/15/18	48.4729767%

Class A-4
Note Balance @ 05/15/18	125,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/18	125,000,000.00
Note Factor @ 06/15/18	100.0000000%

Class B
Note Balance @ 05/15/18	21,160,000.00
Principal Paid	0.00
Note Balance @ 06/15/18	21,160,000.00
Note Factor @ 06/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	387,445.14
Total Principal Paid	13,714,278.58
Total Paid	14,101,723.72

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.91871%
Coupon	2.31871%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.49000%
Interest Paid	157,866.80
Principal Paid	13,714,278.58
Total Paid to A-3 Holders	13,872,145.38

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3839284
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.5897960
Total Distribution Amount	13.9737244

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.6746444
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	58.6080281
Total A-3 Distribution Amount	59.2826725

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	108.09
Noteholders' Principal Distributable Amount	891.91

Account Balances	$ Amount

Advances
Balance as of 04/30/18	64,283.08
Balance as of 05/31/18	71,532.85
Change	7,249.77

Reserve Account
Balance as of 05/15/18	17,081,024.89
Investment Earnings	22,651.35
Investment Earnings Paid	(22,651.35)
Deposit/(Withdrawal)	-
Balance as of 06/15/18	17,081,024.89
Change	-

Total Reserve Amount	17,081,024.89